Net Income per Common Unit (Details) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended		3 Months Ended
	Mar. 31, 2013		Mar. 31, 2013
Net Income per Common Unit
Common units issued (in shares)	147,600,000		147,600,000
Common units outstanding (in shares)	147,600,000		147,600,000
Net income subsequent to initial public offering (January 23, 2013 through March 31, 2013)	$ 197,528		$ 197,528
Net income per common unit-basic (in dollars per share)	$ 1.34	[1]	$ 1.34
Net income per common unit-diluted (in dollars per share)	$ 1.34	[1]	$ 1.34
Weighted-average common units outstanding, basic (in shares)	147,600,000		147,600,000
Weighted-average common units outstanding, diluted (in shares)	147,600,000		147,600,000
CVR Refining LTIP
Net Income per Common Unit
Common units issued (in shares)	0		0
Common units outstanding (in shares)	0		0

[1]	Represents net income per common unit since closing the Partnership's initial public offering in January 23, 2013. See Note 10 to the condensed consolidated and combined financial statements.